Financial instruments - Euro forward exchange contracts (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of financial assets [line items]
Realized gains on foreign exchange hedges reclassified to revenue	$ (5,674,000)	$ (1,064,000)
Euro forward exchange contracts
Disclosure of financial assets [line items]
Hedge ineffectiveness	0	0
Euro forward exchange contracts | Cash flow hedges
Disclosure of financial assets [line items]
Notional amount | €			€ 21.1	€ 25.8
Euro forward exchange contracts | Cash flow hedges | Other current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	$ 1,700,000
Euro forward exchange contracts | Cash flow hedges | Other current assets
Disclosure of financial assets [line items]
Assets, fair value		$ 700,000